SECURITY DEPOSIT	3 Months Ended	12 Months Ended
	Aug. 31, 2016	May 31, 2016
Security Deposits [Abstract]
Security Deposits [Text Block]	Note 5 – Security Deposit The Company had a security deposit in the amount of $50,000 at August 31, 2016 and May 31, 2016. This amount consisted of a deposit to secure office and warehouse space.	NOTE 7 – SECURITY DEPOSIT The Company had a security deposit in the amount of $50,000 at May 31, 2016 and 2015. This amount consists of a deposit to secure office and warehouse space.